Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (20,932,000)	$ (23,725,000)	$ (28,751,900)	$ (26,468,390)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,078,000	2,974,000	3,896,833	3,538,237
Loss on disposal of assets		350,000	335,106	273,430
Loss on sale of receivables	306,000
Share-based compensation	2,786,000	1,837,000	2,098,683	3,105,385
Warrant expense			241,553
Gain (Loss) on sale of business unit	73,000		(1,748,641)
Common stock issued to vendors in exchange for services		79,000	79,130	38,623
Amortization of right-of-use asset	181,000	1,289,000	1,501,584	598,925
Goodwill impairment			3,017,600
Gain on termination of lease		33,000
Non-cash interest	975,000	1,204,000	1,527,449	258,787
Deferred taxes			(290,138)	(521,132)
Amortization of debt discount and debt issuance costs	128,000
Impairment of goodwill and intangible assets	7,588,000
Changes in operating assets and liabilities:
Accounts receivable and unbilled receivable	85,000	639,000	(105,354)	(597,051)
Prepaid expense and other assets	136,000	216,000	710,394	892,577
Other receivables			22,128	60,864
Due from buyer for sale of business unit	227,000
Security deposits	19,000	(16,000)	26,534
Accounts payable	(885,000)	336,000	3,191,167	181,436
Accrued expenses	141,000	(693,000)	(2,496,782)	(2,052,232)
Accrued fiduciary obligations	(3,604,000)	853,000	2,548,250	(12,823,139)
Operating lease liabilities	(380,000)	(1,670,000)	(1,886,928)	(661,382)
Due to related party		(3,000)	(3,201)	(2,805)
Other liabilities	827,000	973,000	337,327	(1,068,098)
Other asset				6,666
Net cash used in operating activities	(10,251,000)	(15,324,000)	(15,749,206)	(35,239,299)
Cash flows from investing activities:
Cash and restricted cash acquired as part of acquisition (Note 4)				33,388,149
Capitalization of software development costs				(602,805)
Proceeds from sale of business unit			1,000,000
Disposal of property and equipment		27,000	26,912
Purchase of property and equipment				(362,768)
Net cash provided by investing activities		27,000	1,026,912	32,422,576
Cash flows from financing activities:
Proceeds from issuance of common stock in a public offering, net		6,432,000	6,431,612
Proceeds from sale of future cash receipts on accounts receivable	1,509,000
Proceeds from issuance of convertible debentures (Note 9)	5,978,000
Payments of convertible debenture issuance costs	(499,000)
Payments to buyer of receivables (Note 3)	(1,816,000)
Payments to seller for acquisition	(631,000)		(1,663,168)
Proceeds from issuance of warrants			32,200
Proceeds from issuance of common stock in a private offering, net	4,026,000		295,500
Proceeds from stock option exercises			418	196
Net cash provided by financing activities	8,567,000	6,432,000	5,096,562	196
Net decrease in cash, cash equivalents and restricted cash	(1,684,000)	(8,865,000)	(9,625,732)	(2,816,527)
Cash, cash equivalents and restricted cash at beginning of period	13,492,000	23,117,000	23,117,000
Cash, cash equivalents and restricted cash at end of period	11,808,000	14,252,000	13,492,000	23,117,000
Reconciliation of cash, cash equivalents, and restricted cash reported in the condensed consolidated balance sheet
Cash and cash equivalents	830,000	3,018,000	1,146,801	13,764,508
Restricted cash	10,978,000	11,234,000	12,344,583	9,352,608
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows	11,808,000	14,252,000	13,492,000	23,117,000
Supplemental disclosure of cash flow information
Cash paid for interest	1,508,000
Supplemental disclosure of non-cash activity
Measurement period adjustment to goodwill		198,000	198,140
Long term liability incurred in connection with the acquisition of Maestro Health, LLC (Note 4)				19,900,000
Previously Reported
Cash flows from operating activities:
Net loss			(28,751,900)	(26,468,390)
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of period	$ 13,491,384	$ 23,117,116	23,117,116	25,933,643
Cash, cash equivalents and restricted cash at end of period			13,491,384	23,117,116
Reconciliation of cash, cash equivalents, and restricted cash reported in the condensed consolidated balance sheet
Cash and cash equivalents			1,100,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows			$ 13,491,384	$ 23,117,116